Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance	$ 8,605	$ 8,873	$ 3,817
Acquisitions	34,243		4,852
Other adjustments	(241)	(268)	204
Ending balance	$ 42,607	$ 8,605	$ 8,873